Share-based compensation - Time Restricted Stock Units - Cost related to non-vested awards (Details) - Time Restricted Stock Units $ in Thousands	Mar. 31, 2026 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2026	$ 1,059
2027	1,025
2028	704
2029	109
Total	$ 2,897